Aug. 24, 2018
IRON STRATEGIC INCOME FUND

August 24, 2018

IRON STRATEGIC INCOME FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2018

Effective September 1, 2018, the Management Agreement between Unified Series Trust and Iron Financial, LLC (the “Adviser”), investment adviser to the Fund, is amended to reduce the management fee paid by the Fund to the Adviser from 1.00% to 0.65% of the average daily net assets of the Fund.

This supplement updates certain information in the prospectus of the Fund as set forth below.

SUMMARY SECTION

The following replaces, in its entirety, the sub-section entitled Fees and Expenses of the Fund on page 1 of the prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Income Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	Investor Class	Institutional Class
(as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	NONE
Other Expenses
Administrative Services Fee	0.10%	NONE
Remaining Other Expenses	0.30%	0.30%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%
Total Annual Fund Operating Expenses[1,3]	1.79%	1.44%

1	The Management Fee and Total Annual Operating Expenses have been restated to reflect the current management fee of 0.65%.

2	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE shown are for the fiscal year ended September 30, 2017. The Fund is currently less invested in other investment companies than it was during the past fiscal year, so the Adviser expects the actual AFFE for the current fiscal year to be less than shown.

3	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus. The Fund’s financial highlights reflect the management fee of 1.00% that was in effect prior to September 1, 2018 and do not include AFFE. With the reduced management fee of 0.65% and without AFFE, the Total Annual Fund Operating Expenses would be 1.30% for the Investor Class and 0.95% for the Institutional Class.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$182	$563	$970	$2,105
Institutional Class	$147	$456	$787	$1,724

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2018, and retain it for future reference.